LONG-TERM DEBT - Breakdown of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Total long-term debt	$ 4,262.3	$ 4,244.4
Change in fair value related to hedged interest rate risk	9.1	2.4
Financing fees, net of amortization	(31.2)	(27.2)
Total adjustments for long-term debt	(22.1)	(24.8)
Total long-term debt, current and non current	$ 4,240.2	4,219.6	$ 3,270.4
Bank credit facilities
Long-term debt
Borrowings, interest rate	3.28%
Total long-term debt	$ 89.3	742.0
Senior Notes
Long-term debt
Total long-term debt	$ 4,173.0	$ 3,502.4